Employment Costs (Tables)	12 Months Ended
Dec. 31, 2022
Employment Costs
Schedule of employement cost
	2022	2021
Exploration and evaluation
Salaries and benefits	$2,267	$2,907
Amounts paid for services by HDSI personnel (note 7(b))	923	1,508
	3,190	4,415
General and administrative
Salaries and benefits	1,407	1,418
Amounts paid for services by HDSI personnel (note 7(b))	2,433	2,764
	3,840	4,182

Share-based payments	2,301	2,858
	$9,331	$11,455